Sea Sand Mining Project	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Notes to Financial Statements
Sea Sand Mining Project

On August 30, 2017, SBS entered into an irrevocable right of use (“IRU”) agreement with JHW Holdings Sdn. Bhd. (“JHW”), whereby SBS shall be given exclusive rights to operate mining and extraction activities on the designated area (1,113 square kilometres outside the waters of the state of Terengganu, Malaysia, subject to certain terms and conditions therein) and manage all matters relating to the operations. The Company currently estimates that the acreage available under the IRU will provide approximately 5 years of sustained mining operations. As part of the IRU, the Company is responsible for all permitting costs (both for mining operation and for the right to sell the mined sand internationally) at both the state and federal levels of all applicable ministries and departments in Malaysia. As compensation for the IRU, the Company is obligated to remit to JHW on a quarterly basis, 25% of the profits from the mining activities, as defined within the agreement. The Company has submitted the required environmental and engineering assessments as part of the permitting process for approximately 383 square kilometres, but has not yet received approval of its submissions. The Company is expecting to receive approval for the rights in 2018 or early 2019. It is required to prepay MYR 500,000, of which SBS funded MYR 100,000 ($24,163) as of September 30, 2018.

As of September 30, 2018, the Company has capitalized $230,634 (MYR 954,477) of concession acquisition costs associated with the permit applications for the project.

On August 30, 2017, SBS entered into an irrevocable right of use (“IRU”) agreement with JHW Holdings Sdn. Bhd. (“JHW”), whereby SBS shall be given exclusive rights to operate mining and extraction activities on the designated area (383 square kilometres outside the waters of the state of Terengganu, Malaysia, subject to certain terms and conditions therein) and manage all matters relating to the operations. The Company currently estimates that the acreage available under the IRU will provide approximately 5 years of sustained mining operations. As part of the IRU, the Company is responsible for all permitting costs (both for mining operation and for the right to sell the mined sand internationally) at both the state and federal levels of all applicable ministries and departments in Malaysia. As compensation for the IRU, the Company is obligated to remit to JHW on a quarterly basis, 25% of the profits from the mining activities, as defined within the agreement. The Company has obtained the approval to the required environmental and engineering assessments as part of the permitting process for approximately 20 square kilometers.

During the year ended June 30, 2018, the Company capitalized $236,749 (MYR 954,477) of concession acquisition costs associated with the permit applications for the project.